11. SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

11.           SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	March 31, 2014	December 31, 2013

Identifiable assets
USA	$47,375,552	$49,405,542
Canada	43,398,773	45,822,245
Australia	1,614,642	1,642,736
Mongolia	363,644	504,408
Other	31,439	20,174
	$92,784,050	$97,395,105